Shareholder Report, Holdings (Details)	Apr. 30, 2026
C000196833 | SPDR Portfolio High Yield Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	24.70%
C000196833 | iShares Broad USD High Yield Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	24.60%
C000196833 | Xtrackers USD High Yield Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000196833 | iShares Fallen Angels USD Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000196833 | BondBloxx BB-Rated USD High Yield Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000196833 | BondBloxx CCC-Rated USD High Yield Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000196833 | BondBloxx USD High Yield Bond Telecom Media & Technology Sector ETF
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000196833 | Fixed Income - Other09789C705
Holdings [Line Items]
Percent of Total Investments	100.00%
C000196833 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	99.30%
C000196860 | 464287200 | iShares Core S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	88.40%
C000196860 | ESZ7P6800_20271220_L_EDF | CME E-Mini Standard & Poor's 500 Index Future
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000196860 | Equities464287200
Holdings [Line Items]
Percent of Total Investments	93.60%
C000196860 | FuturesESZ7P6800_20271220_L_EDF
Holdings [Line Items]
Percent of Total Investments	6.40%
C000196860 | Future Option
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000196860 | Equity
Holdings [Line Items]
Percent of Net Asset Value	88.40%